SCHEDULE OF EXPENSES BY NATURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Wages and benefits	$ 7,000,637	$ 4,388,075	$ 4,298,207
Subcontract fees	2,797,721	2,134,948	1,864,122
Stock-based compensation	2,216,914	2,091,583	1,539,235
Supplies	6,069,031	2,720,035	2,376,366
Research and development costs	18,084,303	11,334,641	10,077,930
Stock-based compensation	3,890,138	3,377,786	2,662,209
Wages and benefits	4,552,496	2,975,488	2,649,770
Professional fees	1,713,629	1,936,592	1,744,771
General expenses	2,881,736	1,798,643	1,681,899
Depreciation and amortization	3,315,899	2,020,195	1,922,140
Finance advisory fees	8,227,774	6,501,799
Rent and facility costs	500,285	160,918	134,366
Selling, marketing and administration costs	$ 25,081,957	$ 18,771,421	$ 10,795,155